Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.8%)
Austria (0.7%)
	Erste Group Bank AG	408,460	13,269
Finland (0.9%)
	Nokia OYJ	4,304,825	17,415
France (4.9%)
	TotalEnergies SE	455,088	25,681
	Arkema SA	185,458	16,200
	Engie SA	1,049,702	15,784
	Schneider Electric SE	72,385	12,523
	BNP Paribas SA	201,627	11,722
	Safran SA	43,391	6,302
	Vinci SA	54,675	6,228
			94,440
Germany (0.7%)
*	Daimler Truck Holding AG	356,041	10,807
	Bayerische Motoren Werke AG	18,121	1,976
			12,783
Hong Kong (1.1%)
	AIA Group Ltd.	2,130,000	20,476
Japan (6.9%)
	Nippon Telegraph & Telephone Corp.	761,244	21,627
	Mitsubishi UFJ Financial Group Inc.	3,230,822	21,484
	Tokio Marine Holdings Inc.	909,291	20,356
	Isuzu Motors Ltd.	1,404,414	16,290
	Honda Motor Co. Ltd.	517,400	14,722
	Mitsubishi Estate Co. Ltd.	818,200	9,370
	BIPROGY Inc.	313,300	7,557
	Resona Holdings Inc.	1,575,700	7,148
	Marui Group Co. Ltd.	396,865	6,647
	Astellas Pharma Inc.	363,600	5,753
			130,954
Netherlands (0.5%)
	Shell plc	374,631	10,300
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	383,106	20,554
Spain (0.6%)
	CaixaBank SA	1,764,743	6,486
	Iberdrola SA	405,473	4,952
			11,438

		Shares	Market Value ($000)
Sweden (1.5%)
	Autoliv Inc.	247,871	20,201
	Alfa Laval AB	260,994	9,403
			29,604
Switzerland (2.9%)
	Novartis AG (Registered)	297,585	28,522
	Nestle SA (Registered)	143,798	17,045
	Zurich Insurance Group AG	19,859	9,298
			54,865
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	943,175	17,069
United Kingdom (4.8%)
	AstraZeneca plc ADR	482,285	35,245
	Unilever plc	335,903	16,807
	BAE Systems plc	1,225,942	14,169
	WPP plc	1,205,568	12,814
	Rotork plc	2,411,636	9,643
	Derwent London plc	86,546	2,320
			90,998
United States (37.3%)
	Microsoft Corp.	134,150	44,053
*	Alphabet Inc. Class A	270,668	33,257
	Johnson & Johnson	198,779	30,823
	Cisco Systems Inc.	547,638	27,201
	Chubb Ltd.	146,103	27,146
	UnitedHealth Group Inc.	54,916	26,757
	Accenture plc Class A	79,097	24,197
	Merck & Co. Inc.	213,233	23,543
	Exelon Corp.	558,640	22,150
	Duke Energy Corp.	242,337	21,638
	JPMorgan Chase & Co.	159,169	21,601
	Colgate-Palmolive Co.	287,185	21,361
	Northrop Grumman Corp.	48,002	20,904
	Texas Instruments Inc.	117,300	20,396
	Home Depot Inc.	71,245	20,194
	United Parcel Service Inc. Class B	118,514	19,792
	TJX Cos. Inc.	236,668	18,174
	American Express Co.	111,041	17,607
	Medtronic plc	194,754	16,118
	Sempra Energy	109,800	15,760
	Visa Inc. Class A	70,839	15,658
	BlackRock Inc.	23,062	15,164
	Mondelez International Inc. Class A	196,068	14,393
	General Motors Co.	414,961	13,449
	General Dynamics Corp.	64,529	13,175
	PNC Financial Services Group Inc.	112,225	12,999
	Intel Corp.	398,085	12,516
	Union Pacific Corp.	64,727	12,461
	Gilead Sciences Inc.	159,367	12,262
	Coterra Energy Inc.	513,532	11,940
	LyondellBasell Industries NV Class A	137,234	11,739
	Deere & Co.	33,897	11,728
	Marsh & McLennan Cos. Inc.	67,131	11,626
	Bank of America Corp.	377,570	10,493
	Honeywell International Inc.	45,065	8,634
	Eli Lilly & Co.	17,956	7,711

				Shares	Market Value ($000)
	Comcast Corp. Class A			163,254	6,424
	Caterpillar Inc.			30,919	6,362
	Pioneer Natural Resources Co.			28,846	5,753
	PepsiCo Inc.			29,205	5,326
	Baxter International Inc.			122,625	4,993
	McDonald's Corp.			13,915	3,967
	KLA Corp.			8,233	3,647
	Linde plc			7,712	2,740
	American Tower Corp.			12,202	2,251
					710,083
Total Common Stocks (Cost $1,035,215)					1,234,248
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.0%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	26	25
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	208	189
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,697	1,491
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	78	76
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	533	493
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,207	1,069
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	4	4
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,203	1,175
[1]	Ginnie Mae II Pool	2.000%	1/20/51–11/20/51	1,306	1,107
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	2,067	1,804
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	2,334	2,102
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	3,203	2,965
[1]	Ginnie Mae II Pool	4.000%	8/20/52	1,550	1,471
[1]	Ginnie Mae REMICS	2.750%	9/20/44	63	60
[1,2]	UMBS Pool	2.000%	5/01/36–4/01/52	13,112	11,081
[1,2]	UMBS Pool	2.500%	5/01/51–11/01/51	5,918	5,123
[1,2]	UMBS Pool	3.000%	10/1/51	2,352	2,113
[1,2]	UMBS Pool	3.500%	7/1/51	2,227	2,062
[1,2]	UMBS Pool	4.000%	8/01/52–10/01/52	2,262	2,136
[1,2]	UMBS Pool	4.500%	7/01/52–9/01/52	8,213	7,938
[1,2]	UMBS Pool	5.000%	10/01/52–5/01/53	15,769	15,511
[1,2]	UMBS Pool	5.500%	1/1/53	656	655
	United States Treasury Note/Bond	0.375%	1/31/26	285	258
	United States Treasury Note/Bond	0.625%	10/15/24	4,291	4,050
	United States Treasury Note/Bond	0.750%	11/15/24	1,596	1,506
	United States Treasury Note/Bond	0.875%	9/30/26	75	68
	United States Treasury Note/Bond	1.000%	12/15/24	2,000	1,889
[3]	United States Treasury Note/Bond	1.125%	1/15/25	2,757	2,604
	United States Treasury Note/Bond	1.250%	11/30/26	817	745
[3]	United States Treasury Note/Bond	2.000%	11/15/41	9,742	7,157
	United States Treasury Note/Bond	2.375%	2/15/42	2,120	1,658
	United States Treasury Note/Bond	2.625%	4/15/25	1,015	981
	United States Treasury Note/Bond	3.250%	5/15/42	904	812
	United States Treasury Note/Bond	3.375%	5/15/33–8/15/42	3,356	3,210
	United States Treasury Note/Bond	3.500%	4/30/28–2/15/33	203	201
	United States Treasury Note/Bond	3.625%	2/15/53–5/15/53	7,918	7,610
	United States Treasury Note/Bond	3.750%	5/31/30	40	40
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	5,432	5,333
[4]	United States Treasury Note/Bond	4.000%	12/15/25–11/15/52	21,032	21,013
	United States Treasury Note/Bond	4.250%	12/31/24–10/15/25	9,100	9,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.625%	2/28/25–3/15/26	4,798	4,830
Total U.S. Government and Agency Obligations (Cost $139,427)					133,663
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	117	100
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	190	162
United States (0.9%)
[1,5]	Aaset Trust Series 2019-1	3.844%	5/15/39	105	77
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,109
[1,5]	American Tower Trust #1	5.490%	3/15/28	2,575	2,618
[1,5,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	6.404%	10/15/36	1,290	1,242
[1,5,6]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	5.613%	10/15/36	2,930	2,810
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	162	144
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.523%	10/25/41	250	244
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	649	520
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	248	248
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,373
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	1,365	1,371
[1,2,5,6]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	7.773%	10/25/50	328	333
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,173	1,038
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,720	1,712
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	356
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	123	119
[1,5,6]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	6.187%	11/15/38	1,550	1,496
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	64	60
					16,870
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,006)					17,132
Corporate Bonds (20.4%)
Australia (0.1%)
[5]	CSL Finance plc	4.250%	4/27/32	1,200	1,143
Belgium (0.2%)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	594
[1,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,350	1,287
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	124	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	760	794
[5]	KBC Group NV	5.796%	1/19/29	255	257
					3,046
Canada (0.3%)
[8]	Bank of Montreal	2.850%	3/6/24	3,185	2,302
[8]	Emera Inc.	4.838%	5/2/30	3,000	2,152
	Fortis Inc.	3.055%	10/4/26	775	723
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	398
					5,575
Denmark (0.4%)
[7]	Danske Bank A/S	0.500%	8/27/25	1,180	1,199
[5]	Danske Bank A/S	6.466%	1/9/26	2,900	2,905
[5]	Danske Bank A/S	1.621%	9/11/26	1,320	1,184
[1,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,523
					6,811
France (1.7%)
[1,7]	AXA SA	5.125%	7/4/43	600	641
[7]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	3,000	3,026
[5]	BNP Paribas SA	2.819%	11/19/25	470	448
[5]	BNP Paribas SA	2.219%	6/9/26	1,095	1,017
[1,7]	BNP Paribas SA	0.125%	9/4/26	600	574
[5]	BNP Paribas SA	2.591%	1/20/28	2,065	1,859
[5]	BNP Paribas SA	2.159%	9/15/29	1,800	1,515
[1,7]	BNP Paribas SA	1.125%	1/15/32	800	732
[1,7]	BPCE SA	0.500%	9/15/27	3,700	3,486
[5]	BPCE SA	3.250%	1/11/28	525	480
[5]	BPCE SA	2.277%	1/20/32	1,100	852
[1,7]	BPCE SA	1.750%	2/2/34	1,600	1,397
[7]	BPCE SFH SA	3.000%	10/17/29	1,200	1,270
[1,7]	Cie de Financement Foncier SA	0.875%	9/11/28	2,300	2,187
[7]	Credit Agricole SA	1.875%	4/22/27	1,800	1,797
[1,7]	Credit Agricole SA	3.875%	11/28/34	1,200	1,275
[5]	Danone SA	2.947%	11/2/26	555	526
[1,7]	Engie SA	0.375%	6/11/27	2,300	2,185
[1,7]	Engie SA	2.000%	9/28/37	1,300	1,070
[1,7]	Orange SA	1.000%	5/12/25	1,300	1,327
[1,7]	RCI Banque SA	1.375%	3/8/24	1,400	1,467
[7]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,467
[1,7]	Suez SACA	2.875%	5/24/34	1,100	1,037
					31,635
Germany (0.5%)
[7]	Bayer AG	1.375%	7/6/32	1,300	1,113
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	971
[5]	Bayer US Finance LLC	3.375%	10/8/24	770	749
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	580
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	184
	Deutsche Bank AG	6.720%	1/18/29	845	850
[7]	Deutsche Bank AG	1.375%	2/17/32	500	397
[1,9]	E.ON International Finance BV	6.250%	6/3/30	295	375
[1,9]	E.ON International Finance BV	6.375%	6/7/32	1,645	2,114
[7]	Wintershall Dea Finance BV	1.823%	9/25/31	1,900	1,598
					8,931
Ireland (0.0%)
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	642	564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Italy (0.4%)
[7]	Autostrade per l'Italia SpA	2.000%	12/4/28	6,455	6,054
[7]	Autostrade per l'Italia SpA	2.000%	1/15/30	800	718
[1,7]	Hera SpA	2.500%	5/25/29	1,495	1,476
					8,248
Japan (0.2%)
[5]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,064
[5]	NTT Finance Corp.	2.065%	4/3/31	4,470	3,704
					4,768
Luxembourg (0.1%)
[5]	JAB Holdings BV	2.200%	11/23/30	430	338
[5]	JAB Holdings BV	3.750%	5/28/51	805	521
[5]	JAB Holdings BV	4.500%	4/8/52	875	640
					1,499
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	254
	America Movil SAB de CV	6.375%	3/1/35	350	382
					636
Netherlands (0.4%)
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	112
[1,7]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	1,640
[1,7]	Heineken NV	4.125%	3/23/35	2,370	2,599
[7]	ING Groep NV	0.250%	2/18/29	1,100	970
[7]	ING Groep NV	0.250%	2/1/30	1,200	1,020
[1,7]	Koninklijke KPN NV	0.875%	11/15/33	1,100	883
	Shell International Finance BV	4.000%	5/10/46	300	251
	Shell International Finance BV	3.000%	11/26/51	1,215	841
					8,316
Norway (0.5%)
[1,7]	Aker BP ASA	1.125%	5/12/29	1,950	1,735
[5]	Aker BP ASA	3.750%	1/15/30	5,255	4,688
[5]	Aker BP ASA	4.000%	1/15/31	1,090	977
[5]	Var Energi ASA	8.000%	11/15/32	1,675	1,785
					9,185
Portugal (0.1%)
[1,7]	EDP Finance BV	1.875%	9/21/29	2,000	1,921
Saudi Arabia (0.3%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	4,272	3,637
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	1,290	1,326
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	975	1,019
					5,982
Spain (0.1%)
[1,7]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,305
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	890
					2,195
Switzerland (0.6%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	5,400	4,786
[5]	Alcon Finance Corp.	5.750%	12/6/52	200	206
	Credit Suisse AG	7.500%	2/15/28	3,654	3,881
[1,7]	Credit Suisse Group AG	1.250%	7/17/25	675	682
[7]	Sika Capital BV	1.500%	4/29/31	1,825	1,666
					11,221
United Arab Emirates (0.3%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,915	1,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,045	3,446
					5,260
United Kingdom (1.5%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	2,368	1,848
[5]	Ashtead Capital Inc.	5.500%	8/11/32	600	577
[5]	Ashtead Capital Inc.	5.550%	5/30/33	385	373
	AstraZeneca plc	4.000%	1/17/29	755	738
[1,7]	Barclays plc	5.262%	1/29/34	680	735
[1,8]	BP Capital Markets plc	3.470%	5/15/25	1,350	965
[1,7]	Diageo Finance plc	2.500%	3/27/32	1,635	1,611
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	2,712
[1,9]	HSBC Holdings plc	2.256%	11/13/26	600	676
[9]	HSBC Holdings plc	1.750%	7/24/27	500	539
[1]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,095
	HSBC Holdings plc	7.390%	11/3/28	1,451	1,550
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	879
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	655
[1,7]	NatWest Group plc	1.750%	3/2/26	3,125	3,188
[1,7]	NatWest Group plc	0.780%	2/26/30	330	286
[9]	NatWest Group plc	3.622%	8/14/30	1,640	1,899
[1,7]	NatWest Group plc	1.043%	9/14/32	925	808
	Santander UK Group Holdings plc	1.089%	3/15/25	3,210	3,064
[1,9]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	985	860
[1,9]	Severn Trent Utilities Finance plc	4.625%	11/30/34	1,480	1,681
[1,7]	SSE plc	1.750%	4/16/30	885	835
[5]	Standard Chartered plc	0.991%	1/12/25	815	788
					28,362
United States (12.7%)
[1]	Alabama Power Co.	4.300%	7/15/48	255	215
	Allstate Corp.	5.250%	3/30/33	515	515
	Amazon.com Inc.	4.800%	12/5/34	300	307
	American Electric Power Co. Inc.	3.200%	11/13/27	950	887
	American Express Co.	5.043%	5/1/34	4,149	4,096
	American International Group Inc.	3.400%	6/30/30	2,387	2,124
	American International Group Inc.	4.750%	4/1/48	45	39
	American International Group Inc.	4.375%	6/30/50	570	471
[5]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	888
	Amgen Inc.	5.250%	3/2/30	670	675
	Amgen Inc.	5.600%	3/2/43	875	867
	Amgen Inc.	4.400%	5/1/45	1,221	1,033
[7]	AT&T Inc.	3.950%	4/30/31	1,500	1,612
[7]	AT&T Inc.	2.050%	5/19/32	475	439
[10]	AT&T Inc.	5.400%	2/15/34	850	853
[7]	AT&T Inc.	3.150%	9/4/36	575	550
[7]	AT&T Inc.	2.600%	5/19/38	425	369
	AT&T Inc.	3.500%	6/1/41	1,245	948
	AT&T Inc.	3.500%	9/15/53	2,620	1,819
[5]	Athene Global Funding	2.500%	3/24/28	2,555	2,138
	Bank of America Corp.	2.687%	4/22/32	1,320	1,091
[1,7]	Bank of America Corp.	1.102%	5/24/32	1,575	1,327
	Bank of America Corp.	2.482%	9/21/36	3,585	2,717
	Bank of America Corp.	3.311%	4/22/42	1,100	825
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	2,687	2,672
[7]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,600	1,450
[1]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	410	384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	140	136
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	332
[7]	Booking Holdings Inc.	4.500%	11/15/31	2,065	2,311
[7]	Booking Holdings Inc.	4.125%	5/12/33	1,885	2,039
[5]	Boston Gas Co.	3.001%	8/1/29	130	115
	BP Capital Markets America Inc.	4.812%	2/13/33	2,220	2,196
	BP Capital Markets America Inc.	2.939%	6/4/51	1,930	1,289
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	628
	Broadcom Corp.	3.500%	1/15/28	2,196	2,042
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	733
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	2,147	2,183
	Charter Communications Operating LLC	2.250%	1/15/29	215	178
	Charter Communications Operating LLC	5.050%	3/30/29	595	571
	Charter Communications Operating LLC	6.384%	10/23/35	355	344
	Charter Communications Operating LLC	3.700%	4/1/51	610	373
	Cheniere Energy Partners LP	4.500%	10/1/29	2,869	2,644
	Cheniere Energy Partners LP	4.000%	3/1/31	3,556	3,131
	Cigna Group	4.375%	10/15/28	420	409
	Cigna Group	2.400%	3/15/30	310	264
	Citigroup Inc.	4.600%	3/9/26	535	521
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	280
	Comcast Corp.	3.950%	10/15/25	250	246
	Comcast Corp.	6.500%	11/15/35	178	199
	Comcast Corp.	4.000%	3/1/48	40	33
	Comcast Corp.	3.999%	11/1/49	120	98
	Comcast Corp.	2.887%	11/1/51	1,417	932
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	190	122
	Comcast Corp.	2.650%	8/15/62	25	15
	Comcast Corp.	2.987%	11/1/63	11	7
	CommonSpirit Health	4.200%	8/1/23	770	766
	CommonSpirit Health	4.187%	10/1/49	35	28
	Commonwealth Edison Co.	3.650%	6/15/46	35	27
	Commonwealth Edison Co.	4.000%	3/1/48	245	203
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	81
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	990	680
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	247
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	150	125
[5]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,506
[5]	Cox Communications Inc.	4.800%	2/1/35	100	91
	Crown Castle Inc.	2.100%	4/1/31	2,264	1,822
	Crown Castle Inc.	2.900%	4/1/41	420	290
	CubeSmart LP	2.250%	12/15/28	995	851
	CVS Health Corp.	2.875%	6/1/26	1,455	1,375
	CVS Health Corp.	4.300%	3/25/28	113	110
[10]	CVS Health Corp.	5.000%	1/30/29	3,077	3,083
	CVS Health Corp.	5.250%	2/21/33	2,755	2,762
	CVS Health Corp.	4.125%	4/1/40	235	196
	CVS Health Corp.	5.050%	3/25/48	125	113
	Dignity Health	3.812%	11/1/24	594	580
	Discovery Communications LLC	4.125%	5/15/29	186	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.625%	5/15/30	995	864
	Discovery Communications LLC	4.000%	9/15/55	959	608
[1]	Dominion Energy Inc.	3.375%	4/1/30	259	232
	Dominion Energy Inc.	5.375%	11/15/32	2,853	2,863
[1]	Dominion Energy Inc.	4.850%	8/15/52	391	340
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	115
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	296
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	206
	Duke Energy Corp.	2.550%	6/15/31	900	745
	Duke Energy Corp.	4.500%	8/15/32	2,770	2,618
	Duke Energy Progress LLC	3.400%	4/1/32	475	424
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	561
	Eaton Corp.	4.150%	3/15/33	680	650
	Eaton Corp.	4.700%	8/23/52	145	137
	Edison International	5.250%	11/15/28	1,261	1,245
	Energy Transfer LP	4.900%	3/15/35	1,075	983
	Enterprise Products Operating LLC	5.350%	1/31/33	4,066	4,146
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	137
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	896
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	700
[5]	ERAC USA Finance LLC	3.300%	12/1/26	300	282
[5]	ERAC USA Finance LLC	4.900%	5/1/33	1,967	1,933
[5]	ERAC USA Finance LLC	4.500%	2/15/45	455	394
[5]	ERAC USA Finance LLC	5.400%	5/1/53	737	724
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,323	1,323
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	164
[1]	Evergy Metro Inc.	2.250%	6/1/30	245	205
	Eversource Energy	5.450%	3/1/28	850	865
	Eversource Energy	5.125%	5/15/33	1,255	1,242
	Extra Space Storage LP	5.700%	4/1/28	1,896	1,921
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,009
	Exxon Mobil Corp.	2.610%	10/15/30	190	167
	Florida Power & Light Co.	5.050%	4/1/28	245	251
	Florida Power & Light Co.	5.100%	4/1/33	930	951
[7]	General Mills Inc.	3.907%	4/13/29	1,470	1,587
[5]	Genting New York LLC	3.300%	2/15/26	1,668	1,496
	Georgia Power Co.	4.700%	5/15/32	3,021	2,942
	Georgia Power Co.	4.300%	3/15/42	860	733
	Goldman Sachs Group Inc.	5.700%	11/1/24	2,773	2,778
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,329
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,243
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	730
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	773
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	402
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	63
	Healthpeak OP LLC	3.500%	7/15/29	335	304
	Hess Corp.	7.300%	8/15/31	1,120	1,230
	Honeywell International Inc.	4.250%	1/15/29	570	563
[7]	Honeywell International Inc.	3.750%	5/17/32	975	1,031
	Honeywell International Inc.	4.500%	1/15/34	965	951
[7]	Honeywell International Inc.	4.125%	11/2/34	1,650	1,789
	Intercontinental Exchange Inc.	4.350%	6/15/29	6,413	6,311
	Intercontinental Exchange Inc.	4.950%	6/15/52	355	338
	International Business Machines Corp.	3.300%	5/15/26	550	529
[5]	ITC Holdings Corp.	4.950%	9/22/27	530	528
[1]	John Deere Capital Corp.	3.450%	3/13/25	985	963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.947%	2/24/28	3,750	3,468
[10]	JPMorgan Chase & Co.	5.350%	6/1/34	3,426	3,469
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	975	790
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	871
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	630
[5]	Kenvue Inc.	5.050%	3/22/53	1,581	1,592
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	400	367
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	5,534	5,262
[5]	LKQ Corp.	5.750%	6/15/28	525	523
[5]	LKQ Corp.	6.250%	6/15/33	2,185	2,202
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,066	997
	Marathon Oil Corp.	6.800%	3/15/32	1,000	1,039
	Marathon Oil Corp.	6.600%	10/1/37	1,000	1,000
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	987
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	391
	McCormick & Co. Inc.	2.500%	4/15/30	180	154
[1,7]	McDonald's Corp.	4.250%	3/7/35	1,640	1,782
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	126
	Merck & Co. Inc.	3.400%	3/7/29	545	519
[5]	Metropolitan Edison Co.	5.200%	4/1/28	80	81
	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,574
	Microsoft Corp.	2.921%	3/17/52	1,125	832
	MidAmerican Energy Co.	4.250%	5/1/46	10	9
[1,8]	Molson Coors International LP	2.840%	7/15/23	1,875	1,377
[1,7]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	775	661
[1,7]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	273	222
[7]	Mondelez International Inc.	0.250%	3/17/28	975	892
[1]	Morgan Stanley	3.125%	7/27/26	1,850	1,745
[1]	Morgan Stanley	3.772%	1/24/29	570	534
[7]	Morgan Stanley	0.497%	2/7/31	1,050	876
[1]	Morgan Stanley	2.511%	10/20/32	4,650	3,779
	Morgan Stanley	5.948%	1/19/38	1,433	1,418
[1,9]	Nestle Holdings Inc.	1.375%	6/23/33	1,015	904
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	220	223
	NiSource Inc.	5.250%	3/30/28	485	489
	NNN REIT Inc.	3.900%	6/15/24	805	789
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	179
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	26
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	210	215
	Oglethorpe Power Corp.	5.050%	10/1/48	161	142
	Oracle Corp.	3.400%	7/8/24	575	562
	Oracle Corp.	3.950%	3/25/51	1,025	750
	Pacific Gas & Electric Co.	5.900%	6/15/32	1,165	1,139
	Pacific Gas & Electric Co.	6.150%	1/15/33	2,383	2,352
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,345	1,043
	Pacific Gas & Electric Co.	6.700%	4/1/53	455	444
	PacifiCorp	2.700%	9/15/30	205	179
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	65	65
[5]	Pennsylvania Electric Co.	3.250%	3/15/28	1,604	1,476
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	208	191
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	162
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,083
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	4,026	4,032
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,292	2,277
	Philip Morris International Inc.	5.125%	11/17/27	795	803
	Philip Morris International Inc.	5.625%	11/17/29	545	558
	Philip Morris International Inc.	5.125%	2/15/30	1,465	1,449
	Philip Morris International Inc.	5.750%	11/17/32	1,310	1,343
	Philip Morris International Inc.	5.375%	2/15/33	949	943
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	665	605
	Progressive Corp.	3.950%	3/26/50	465	381
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	176
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,510	1,135
	Raytheon Technologies Corp.	3.950%	8/16/25	285	280
	Raytheon Technologies Corp.	4.450%	11/16/38	725	672
	Realty Income Corp.	2.200%	6/15/28	285	249
	Realty Income Corp.	3.100%	12/15/29	830	740
	Realty Income Corp.	2.850%	12/15/32	120	99
	Realty Income Corp.	4.900%	7/15/33	4,363	4,192
	S&P Global Inc.	2.700%	3/1/29	700	633
	S&P Global Inc.	2.900%	3/1/32	705	613
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	213
[5]	SBA Tower Trust	1.884%	1/15/26	245	222
[5]	SBA Tower Trust	1.631%	11/15/26	2,265	1,971
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	327	276
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	120
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	65
	Sempra Energy	3.250%	6/15/27	1,050	981
	Sierra Pacific Power Co.	2.600%	5/1/26	149	140
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	790	509
	Southern California Edison Co.	5.875%	12/1/53	1,750	1,780
	Southern Co.	4.400%	7/1/46	5	4
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	403	398
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	305
[1]	Sutter Health	2.294%	8/15/30	360	300
	Teledyne Technologies Inc.	2.250%	4/1/28	985	870
	Teledyne Technologies Inc.	2.750%	4/1/31	790	668
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,565	1,520
[7]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	2,735	2,927
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,725
	T-Mobile USA Inc.	3.375%	4/15/29	1,140	1,033
	T-Mobile USA Inc.	2.700%	3/15/32	2,160	1,790
	Toledo Hospital	5.750%	11/15/38	205	202
	Trane Technologies Financing Ltd.	5.250%	3/3/33	725	737
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	41	39
	UnitedHealth Group Inc.	3.850%	6/15/28	820	796
	UnitedHealth Group Inc.	2.000%	5/15/30	240	204
	UnitedHealth Group Inc.	4.200%	5/15/32	495	477
	UnitedHealth Group Inc.	4.625%	7/15/35	75	74
	UnitedHealth Group Inc.	4.200%	1/15/47	65	57
	UnitedHealth Group Inc.	4.750%	5/15/52	90	84
	UnitedHealth Group Inc.	5.050%	4/15/53	1,643	1,612
	Verizon Communications Inc.	1.680%	10/30/30	307	244
	Verizon Communications Inc.	2.355%	3/15/32	2,904	2,342
[5]	VICI Properties LP	4.125%	8/15/30	515	453
[1,8]	Walt Disney Co.	3.057%	3/30/27	2,350	1,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	3.428%	3/15/24	2,935	2,878
	Warnermedia Holdings Inc.	4.054%	3/15/29	2,276	2,079
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	625	430
[1]	Wells Fargo & Co.	3.526%	3/24/28	3,070	2,883
[1]	Wells Fargo & Co.	2.879%	10/30/30	435	376
[1]	Wells Fargo & Co.	4.611%	4/25/53	905	781
					242,924
Total Corporate Bonds (Cost $418,065)					388,222
Sovereign Bonds (3.3%)
Australia (0.2%)
[1,11]	Commonwealth of Australia	2.750%	11/21/27	135	86
[1,11]	Commonwealth of Australia	2.250%	5/21/28	1,195	737
[1,11]	Commonwealth of Australia	1.000%	11/21/31	3,200	1,695
[1,11]	Commonwealth of Australia	4.500%	4/21/33	2,400	1,678
					4,196
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	168
[1,5]	Bermuda	3.375%	8/20/50	200	139
					307
Bulgaria (0.1%)
[5,7]	Republic of Bulgaria	4.500%	1/27/33	2,245	2,348
Canada (0.5%)
[8]	Canadian Government Bond	0.750%	10/1/24	4,565	3,202
[8]	Canadian Government Bond	1.500%	6/1/31	350	227
[8]	Canadian Government Bond	2.000%	12/1/51	250	144
[8]	City of Montreal	3.150%	12/1/36	750	486
[8]	City of Montreal	3.500%	12/1/38	410	270
[8]	City of Montreal	2.400%	12/1/41	1,000	547
[8]	City of Toronto	3.200%	8/1/48	1,000	599
[8]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,692
[8]	Province of Ontario	2.900%	6/2/28	1,910	1,349
[1,12]	Province of Ontario	0.250%	6/28/29	985	997
[8]	Regional Municipality of York	2.150%	6/22/31	800	513
					10,026
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	617
Japan (0.1%)
[1,13]	Japan	0.700%	6/20/51	117,800	733
[1,13]	Japan	0.700%	9/20/51	59,400	369
					1,102
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,460
Poland (0.1%)
	Republic of Poland	5.500%	4/4/53	2,060	2,079
Qatar (0.1%)
[1,5]	Qatar Energy	2.250%	7/12/31	820	691
[1,5]	Qatar Energy	3.125%	7/12/41	685	517
[1,5]	State of Qatar	5.103%	4/23/48	255	253
[1,5]	State of Qatar	4.400%	4/16/50	780	707
					2,168
Romania (0.1%)
[1,5,7]	Republic of Romania	2.000%	4/14/33	737	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Republic of Romania	2.625%	12/2/40	525	330
					873
Saudi Arabia (0.1%)
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	705
[1,5]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	489
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	634
					1,828
Singapore (0.0%)
[1,5]	Temasek Financial I Ltd.	3.625%	8/1/28	510	495
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	1,050	966
Supranational (1.8%)
[1,7,14]	European Financial Stability Facility	0.875%	7/26/27	11,060	10,894
[1,7,14]	European Financial Stability Facility	2.875%	2/16/33	3,415	3,619
[1,7]	European Investment Bank	2.875%	1/12/33	4,075	4,327
[1,7]	European Investment Bank	3.000%	10/14/33	1,705	1,826
[7]	European Stability Mechanism	0.000%	12/15/26	1,425	1,375
[1,7]	European Union	0.000%	7/4/31	4,160	3,526
[1,7]	European Union	1.000%	7/6/32	3,300	2,986
[1,7]	European Union	0.000%	7/4/35	1,740	1,283
[1,7]	European Union	0.200%	6/4/36	4,110	3,011
[1,7]	European Union	2.625%	2/4/48	1,085	1,022
					33,869
United Kingdom (0.0%)
[9]	United Kingdom	0.625%	10/22/50	290	144
Total Sovereign Bonds (Cost $68,864)					62,478
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	79
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	350	397
	Connecticut GO	2.000%	7/1/23	190	189
	Connecticut GO	5.770%	3/15/25	275	278
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	70
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	48
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	355	325
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	834	908
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	29
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	50
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	145	134
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	213
	Illinois GO	5.100%	6/1/33	5,010	4,953
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	342
[16]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	325	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	145
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	180
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	858
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	235
[17]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	682
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	205	185
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	980	1,005
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	782
Total Taxable Municipal Bonds (Cost $13,901)					12,431

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[18]	Vanguard Market Liquidity Fund (Cost $56,658)	5.125%	566,839	56,673
Total Investments (100.0%) (Cost $1,750,136)				1,904,847
Other Assets and Liabilities—Net (0.0%)				1
Net Assets (100%)				1,904,848
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $1,705,000 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $782,000 have been segregated as collateral for certain recently closed To Be Announced (TBA) transactions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $107,537,000, representing 5.6% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Government of Luxembourg.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	17	3,499	(6)
10-Year U.S. Treasury Note	September 2023	27	3,091	2
Euro-Bobl	June 2023	129	16,290	264
Euro-BTP	June 2023	23	2,851	1
Euro-Buxl	June 2023	31	4,596	231
Euro-OAT	June 2023	11	1,535	55
Euro-Schatz	June 2023	189	21,338	107
Long Gilt	September 2023	41	4,936	62
				716

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(44)	(4,800)	(3)
Euro-Bund	June 2023	(267)	(38,828)	(150)
Ultra 10-Year U.S. Treasury Note	September 2023	(235)	(28,307)	(139)
				(292)
				424

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/23	GBP	489	USD	606	2	—
JPMorgan Chase Bank, N.A.	6/30/23	GBP	2	USD	2	—	—
JPMorgan Chase Bank, N.A.	6/30/23	JPY	339,627	USD	2,467	—	(18)
JPMorgan Chase Bank, N.A.	6/30/23	USD	7,627	AUD	11,517	128	—
Bank of America, N.A.	6/30/23	USD	17,764	CAD	24,176	—	(59)
JPMorgan Chase Bank, N.A.	6/30/23	AUD	900	CAD	799	—	(3)
Goldman Sachs International	6/30/23	USD	1,003	CHF	899	12	—
Goldman Sachs International	6/30/23	USD	114,098	EUR	106,240	347	—
JPMorgan Chase Bank, N.A.	6/30/23	USD	5,188	EUR	4,852	—	(7)
JPMorgan Chase Bank, N.A.	6/30/23	USD	3,071	EUR	2,841	30	—
JPMorgan Chase Bank, N.A.	6/30/23	GBP	2,921	EUR	3,355	44	—
JPMorgan Chase Bank, N.A.	6/30/23	USD	21,758	GBP	17,561	—	(101)
Bank of America, N.A.	6/30/23	AUD	4,012	JPY	366,900	—	(32)
Bank of America, N.A.	6/30/23	GBP	1,169	JPY	200,016	13	—
JPMorgan Chase Bank, N.A.	6/30/23	USD	3	SEK	30	—	—
						576	(220)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At May 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,739,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2023.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	707,343	2,740	—	710,083
Common Stocks—Other	55,446	468,719	—	524,165
U.S. Government and Agency Obligations	—	133,663	—	133,663
Asset-Backed/Commercial Mortgage-Backed Securities	—	17,132	—	17,132
Corporate Bonds	—	388,222	—	388,222
Sovereign Bonds	—	62,478	—	62,478
Taxable Municipal Bonds	—	12,431	—	12,431
Temporary Cash Investments	56,673	—	—	56,673
Total	819,462	1,085,385	—	1,904,847

Derivative Financial Instruments
Assets
Futures Contracts[1]	722	—	—	722
Forward Currency Contracts	—	576	—	576
Total	722	576	—	1,298
Liabilities
Futures Contracts[1]	298	—	—	298
Forward Currency Contracts	—	220	—	220
Total	298	220	—	518
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.